UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
High Yield Municipal
Fund
A Series of Franklin Municipal Securities Trust
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
As approved by the Board of Trustees at a meeting held on
December 9, 2021, Franklin California High Yield Municipal
Fund’s fiscal year-end was changed to February 28.
Management believes changing the Fund’s fiscal year-end
to align with other funds overseen by the same board will
streamline the report review process. The following annual
report covers the shortened fiscal year for the transitional nine-month period between the Fund’s prior fiscal year-end,
May 31, 2021, and February 28, 2022. During this period,
the U.S. economy continued to recover from the COVID-19
pandemic amid declining unemployment, growing wages
and business confidence. Growth persisted in 2021’s second
half as the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued
to boost consumer spending. Inflation increased during the
reporting period due to increased demand for goods amid
supply-chain bottlenecks. Investors became concerned that
new, swiftly spreading COVID-19 variants could hinder the
economic recovery, and although growth slowed in 2021’s
third quarter, it accelerated in the fourth quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to encourage continued U.S. economic activity,
held the federal funds rate unchanged at 0.25%, and it
continued quantitative easing measures to bolster credit
markets. However, the Federal Reserve began decreasing
its asset purchases in November, accelerated its tapering in
December, and indicated in January that conditions would
soon be appropriate to raise the federal funds rate given
employment gains and persistent high inflation, which should result in higher short-term rates.
During the nine-month period, municipal bonds, as
measured by the Bloomberg Municipal Bond Index, posted a
-2.38% cumulative total return.
1
After benefiting from strong
demand earlier in the period, by the end of 2021 and into
2022, municipal bond valuations declined amid increased
U.S. Treasury bond volatility influenced by anticipation of
tighter monetary policy. However, municipal bond issuers
benefited from direct fiscal support from the U.S. government and from the reopening of businesses, leading to increased
consumer spending despite the ongoing uncertainty
surrounding COVID-19.
Franklin California High Yield Municipal Fund’s annual report includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California High Yield Municipal Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin California High Yield Municipal Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Statements of Investments 9
Financial Statements 35
Notes to Financial Statements 39
Report of Independent Registered
Public Accounting Firm 48
Tax Information 49
Board Members and Officers 50
Shareholder Information 55
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin California High Yield Municipal Fund
As approved by the Board of Trustees at a meeting held on
December 9, 2021, Franklin California High Yield Municipal
Fund’s fiscal year-end was changed to February 28,
2022. This annual report for Franklin California High Yield
Municipal Fund covers the shortened fiscal year for the
transitional nine-month period between the Fund’s prior fiscal year-end, May 31, 2021, and February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level
of income exempt from federal and California personal
income taxes by normally investing at least 80% of its
net assets in municipal securities in any rating category,
including securities rated below investment grade, that pay
interest free from such taxes.

Its secondary goal is capital
appreciation to the extent possible and consistent with its
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net
asset value, decreased from $11.49 on May 31, 2021, to
$11.02 on February 28, 2022.

The Fund’s Class A shares
paid dividends totaling 23.8248 cents per share for the
reporting period. The Performance Summary beginning
on page 5 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.49%,
based on an annualization of February’s 2.3742 cents per
share monthly dividend and the maximum offering price
of $11.45 on February 28, 2022. An investor in the 2022
maximum combined effective federal and California personal
income tax bracket of 53.10% (including 3.80% Medicare
tax) would need to earn a distribution rate of 5.31% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Municipal Bond Market Overview
During the 9 months ending February 28, 2022, COVID-19
and its variants continued to be the main driver of market
forces. First, the Delta variant during the summer and
then, the Omicron variant toward the end of 2021, caused
COVID-19 daily new case rates to reach new highs.
Although adjusting some social distancing requirements,
health authorities broadly resisted returning to the general lockdowns seen at the beginning of the pandemic, thereby
tempering the overall economic blow to local economies.
The U.S. Federal Reserve announced its intention to tighten
monetary policy beginning in 2022, which caused U.S.
Treasury (UST) yields to move higher.
Strong demand pushed ratios of 30-year municipal bonds
(munis) versus UST yields in June 2021 to all-time lows.
At the end of 2021 and into 2022, munis performed poorly
after fund flows turned negative as investors retreated from the muni market amid increased UST volatility. Muni issuer
fundamentals remained strong as they have benefited from
fiscal support and the reopening of businesses, leading
to increased consumer spending despite the ongoing
uncertainty surrounding COVID-19.
For the 9-month period, U.S. fixed income sectors
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +5.12%
total return for the period.
3
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted a
-2.38% total return.
3
In comparison, USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -1.66% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
-3.54% total return.

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14 .

Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
State Update
During the nine-month period, California’s large, diverse
economy, with its recent trend of strong revenue
performance, and the use of surplus funds to build reserves, has enabled the state to deal with economic and fiscal
challenges due to COVID-19. California’s unemployment
rate began the period at 7.9% and ended at 5.4%, compared
with the 3.8% national rate. The state’s enacted fiscal year
(FY) 2021 budget provided increased spending, including
tax rebates for low-income families, while maintaining
strong reserves as a result of the significant FY 2020
budget surplus, which was in contrast to the budget shortfall estimated a year ago. California’s net tax-supported debt
was $2,144 per capita and 3.0% of personal income,
compared with the $1,039 and 1.9% national medians,
respectively.

Independent credit rating agency Moody’s
Investors Service assigned California’s general obligations
bonds’ an Aa2 rating with a stable outlook.
5
The rating
reflected Moody’s view of the state’s large and diverse
economy, strong revenue collection throughout the
pandemic, and use of surpluses to build reserves. Moody’s
noted challenges, including high revenue volatility given
the state’s disproportionate dependence on income taxes,
constrained flexibility to adjust spending and revenue, and
relatively high debt and recurring costs.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that have an average weighted maturity of 15 to
30 years with good call features. Based on the combination
of our value-oriented philosophy of investing primarily for
income and a positively sloping municipal yield curve, in
which interest rates for longer-term bonds are higher than
those for shorter-term bonds, we favored the use of longer-
term bonds. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
*
Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
California High Yield Municipal Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/22
% of Total
Investments*
Special Tax 24.16%
Transportation 15.26%
Housing 13.61%
Education 10.93%
Refunded 8.99%
Local 8.02%
Health Care 7.57%
Industrial Dev. Revenue and Pollution Control 5.09%
Utilities 3.05%
Other Revenue Bonds 2.35%
State General Obligation 0.69%
Lease 0.28%
4. Source: Moody’s Investors Service,
State government – U.S.: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing
,
6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as February 28, 2022
Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
9-Month -2.09% -5.76%
1-Year 0.65% -3.13%
5-Year 22.14% 3.29%
10-Year 57.72% 4.26%
Advisor
9-Month -1.99% -1.99%
1-Year 0.90% 0.90%
5-Year 23.14% 4.25%
10-Year 59.79% 4.80%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.49% 5.31% 2.07% 4.41%
Advisor 2.82% 6.01% 2.40% 5.12%
See page 7 for Performance Summary footnotes.

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
( 3/1/12–2/28/22 )

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and trans-
portation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond California Exempt Index is replacing the Bloomberg Municipal Bond Index as the Fund’s benchmark. The investment manager believes the composition of the Bloomberg California Municipal Bond Index more accurately reflects the Fund’s holdings. The Bloomberg Municipal Bond California
Exempt Index is the California component of the Bloomberg Municipal Bond Index, a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.238248
A1 $0.251240
C $0.203259
R6 $0.263021
Advisor $0.259865
Total Annual Operating Expenses
9
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $968.00 $3.95 $1,020.78 $4.06 0.81%
A1 $1,000 $967.80 $3.22 $1,021.52 $3.31 0.66%
C $1,000 $965.40 $5.90 $1,018.79 $6.06 1.21%
R6 $1,000 $968.60 $2.59 $1,022.17 $2.66 0.53%
Advisor $1,000 $968.40 $2.73 $1,022.02 $2.81 0.56%

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.49 $10.81 $11.10 $10.70
Income from investment operations
c
:
Net investment income
d
...................................... 0.26 0.35 0.34 0.27
Net realized and unrealized gains (losses) ........................ (0.49) 0.67 (0.29) 0.41
Total from investment operations ................................. (0.23) 1.02 0.05 0.68
Less distributions from:
Net investment income ....................................... (0.24) (0.34) (0.34) (0.28)
Net asset value, end of period ................................... $11.02 $11.49 $10.81 $11.10
Total return
e
................................................ (2.09)% 9.57% 0.43% 6.56%
Ratios to average net assets
f
Expenses
g
................................................. 0.81% 0.79% 0.80% 0.83%
Net investment income ........................................ 2.88% 3.10% 3.10% 3.55%
Supplemental data
Net assets, end of period (000’s) ................................. $714,052 $618,967 $425,757 $244,196
Portfolio turnover rate ......................................... 10.19% 9.20% 23.29% 13.91%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.47 $10.79 $11.08 $10.70 $10.89 $11.10
Income from investment operations
b
:
Net investment income
c
............. 0.26 0.37 0.36 0.40 0.39 0.40
Net realized and unrealized gains (losses) (0.49) 0.67 (0.29) 0.39 (0.19) (0.22)
Total from investment operations ........ (0.23) 1.04 0.07 0.79 0.20 0.18
Less distributions from:
Net investment income .............. (0.25) (0.36) (0.36) (0.41) (0.39) (0.39)
Net asset value, end of period .......... $10.99 $11.47 $10.79 $11.08 $10.70 $10.89
Total return
d
....................... (2.07)% 9.76% 0.58% 7.56% 1.92% 1.71%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.64%
f
0.65%
f
0.68%
f
0.66% 0.63%
Net investment income ............... 3.04% 3.27% 3.25% 3.70% 3.63% 3.66%
Supplemental data
Net assets, end of period (000’s) ........ $1,166,095 $1,254,701 $1,282,022 $1,386,291 $1,378,169 $1,377,514
Portfolio turnover rate ................ 10.19% 9.20% 23.29% 13.91% 11.08% 19.73%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.56 $10.87 $11.17 $10.78 $10.97 $11.17
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.30 0.30 0.34 0.33 0.34
Net realized and unrealized gains (losses) (0.49) 0.69 (0.30) 0.40 (0.19) (0.21)
Total from investment operations ........ (0.28) 0.99 — 0.74 0.14 0.13
Less distributions from:
Net investment income .............. (0.20) (0.30) (0.30) (0.35) (0.33) (0.33)
Net asset value, end of period .......... $11.08 $11.56 $10.87 $11.17 $10.78 $10.97
Total return
d
....................... (2.46)% 9.18% (0.04)% 7.01% 1.34% 1.22%
Ratios to average net assets
e
Expenses ......................... 1.20%
f
1.19%
f
1.20%
f
1.23%
f
1.21% 1.18%
Net investment income ............... 2.47% 2.69% 2.70% 3.15% 3.08% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $180,173 $223,652 $253,579 $272,186 $327,022 $358,308
Portfolio turnover rate ................ 10.19% 9.20% 23.29% 13.91% 11.08% 19.73%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2018
b
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.51 $10.82 $11.12 $10.74 $10.88
Income from investment operations
c
:
Net investment income
d
......................... 0.27 0.38 0.38 0.41 0.35
Net realized and unrealized gains (losses) ........... (0.49) 0.68 (0.30) 0.39 (0.15)
Total from investment operations .................... (0.22) 1.06 0.08 0.80 0.20
Less distributions from:
Net investment income .......................... (0.26) (0.37) (0.38) (0.42) (0.34)
Net asset value, end of period ...................... $11.03 $11.51 $10.82 $11.12 $10.74
Total return
e
................................... (1.96)% 9.97% 0.63% 7.66% 1.84%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.53% 0.52% 0.52% 0.57% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.52%
g
0.51%
g
0.51%
g
0.55%
g
0.53%
Net investment income ........................... 3.16% 3.37% 3.39% 3.83% 3.76%
Supplemental data
Net assets, end of period (000’s) .................... $60,366 $45,216 $26,741 $21,214 $13,004
Portfolio turnover rate ............................ 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to May 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.50 $10.82 $11.11 $10.73 $10.91 $11.12
Income from investment operations
b
:
Net investment income
c
............. 0.27 0.38 0.37 0.41 0.40 0.41
Net realized and unrealized gains (losses) (0.49) 0.67 (0.29) 0.39 (0.18) (0.22)
Total from investment operations ........ (0.22) 1.05 0.08 0.80 0.22 0.19
Less distributions from:
Net investment income .............. (0.26) (0.37) (0.37) (0.42) (0.40) (0.40)
Net asset value, end of period .......... $11.02 $11.50 $10.82 $11.11 $10.73 $10.91
Total return
d
....................... (1.99)% 9.84% 0.68% 7.64% 2.10% 1.80%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.54%
f
0.55%
f
0.58%
f
0.56% 0.53%
Net investment income ............... 3.13% 3.35% 3.35% 3.80% 3.73% 3.76%
Supplemental data
Net assets, end of period (000’s) ........ $1,186,382 $1,113,278 $903,694 $889,990 $748,355 $720,890
Portfolio turnover rate ................ 10.19% 9.20% 23.29% 13.91% 11.08% 19.73%
a
For the period June 1, 2021 to February 28, 2022.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2022
Franklin California High Yield Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 1.6%
Commercial Services & Supplies 0.2%
a
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,370,000 $ 1,369,334
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 5,220,000 5,215,597
6,584,931
Diversified Consumer Services 1.4%
Grand Canyon University , 5.125% , 10/01/28 ...............................
45,000,000 45,112,500
Total Corporate Bonds (Cost $51,590,000) ......................................
51,697,431
Municipal Bonds 95.5%
California 88.2%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 13-1 , Special Tax , 2016 , 5% , 9/01/46 ................................ 1,400,000 1,508,365
Artesia Redevelopment Agency Successor Agency ,
Tax Allocation, 2007, 5.5%, 6/01/42 .................................... 6,355,000 6,369,510
Tax Allocation, 2007, 5.7%, 6/01/42 .................................... 2,630,000 2,636,423
Tax Allocation, 2009, 7.7%, 6/01/46 .................................... 3,035,000 3,047,690
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn., 8/01/42 ..................................................... 10,000,000 2,728,523
Bay Area Toll Authority , Revenue , 2013 S-4 , Pre-Refunded , 5.25% , 4/01/53 ........
15,000,000 15,701,792
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 251,141
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 7,553,191
a
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 27,910,980
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 14,525,000 14,867,471
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 23,000,000 23,908,348
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 1.75%, 6/01/30 ........................... 150,000 150,131
Revenue, 2020 B-2, Refunding, Zero Cpn., 6/01/55 ........................ 83,010,000 15,778,757
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 13,420,000 3,394,622
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,384,610
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,370,921
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,479,231
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,314,286
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 1,610,000 1,858,893
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/48 ....... 9,000,000 10,357,401
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,526,135
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 10,000,000 14,499,903
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/42 ............. 8,500,000 9,646,848
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,382,965
a
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 266,923
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 652,657
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 867,997
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 8,757,768
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/45 .............................................. 4,500,000 4,998,287

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ $ 3,375,000 $ 3,661,623
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 7,019,496
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,725,963
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,752,630
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 10,985,000 12,752,814
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 15,940,000 18,175,892
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 54,113 59,665
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,934,175 5,275,116
a
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,967,422
a,b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 4,265,689
a
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 9,158,880
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,695,960
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 2,433,057
California Municipal Finance Authority ,
a
Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ......................... 8,150,000 7,453,533
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 16,700,000 16,756,347
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,229,959
Special Tax, 2020 B, 4%, 9/01/50 ...................................... 1,600,000 1,712,806
Special Tax, 2021 A, 4%, 9/01/36 ...................................... 535,000 582,954
Special Tax, 2021 A, 4%, 9/01/41 ...................................... 1,560,000 1,686,461
Special Tax, 2021 A, 4%, 9/01/46 ...................................... 1,925,000 2,058,231
Special Tax, 2021 A, 4%, 9/01/51 ...................................... 2,255,000 2,403,336
Special Tax, 2021 C, 4%, 9/01/46 ...................................... 1,300,000 1,361,663
Special Tax, 2021 C, 4%, 9/01/51 ...................................... 1,800,000 1,876,386
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 1,115,282
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 2,290,610
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,311,114
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,256,504
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,136,749
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 658,685
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,535,708
a
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,537,116
a
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 11,051,124
a
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,805,059
a
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 8,709,832
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,062,422
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,273,042
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,698,254
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,648,234
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 6,050,000 5,775,198
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 9,085,000 8,561,143
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,709,189
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 10,882,921
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,242,687
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,290,000 4,680,216
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 2,038,378
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 100,913

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... $ 200,000 $ 210,938
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 111,390
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 56,957
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 149,138
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 401,358
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/46 ....................................................... 1,000,000 1,129,738
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 1,000,000 1,124,838
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/40 ............................................ 5,000,000 5,529,741
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 10,784,729
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,968,352
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 530,049
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,398,474
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,613,982
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,384,259
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 7,247,997
Developmental Services Support Foundation, Revenue, 2019 A, Refunding, 5%,
5/01/49 ........................................................ 3,895,000 4,554,383
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 3,028,778
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 12,885,000 14,511,136
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 4,719,123
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 10,980,657
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,275,000 2,458,247
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,963,695
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 20,665,000 23,642,492
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 6,408,700
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 15,500,000 17,639,539
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/39 ....... 1,145,000 1,326,282
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 2,775,000 3,167,914
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,179,915
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,120,972
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,375,302
a
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 582,317
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,104,568
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 3,022,119
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,911,151
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 1,210,000 1,275,467
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,240,817
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 4,014,379
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,074,389
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 6%, 11/15/48 ............. 4,000,000 4,321,343
a
Santa Rosa Academy, Revenue, 144A, 2015, 5.125%, 7/01/35 ................ 450,000 482,439
a
Santa Rosa Academy, Revenue, 144A, 2015, 5.375%, 7/01/45 ................ 1,400,000 1,495,409
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,291,264

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... $ 7,000,000 $ 7,392,238
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 983,599
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,452,878
a
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 865,000 897,168
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/43 ............. 5,000,000 5,778,149
a
California Pollution Control Financing Authority ,
c
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 2,100,000
c
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 7,800,000
c
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 6,900,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 3,825,000
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 19,965,000 20,338,226
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,425,000 1,176,311
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,425,000 3,952,746
California Public Finance Authority ,
a
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,069,156
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,250,758
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/47 ....................................................... 5,000,000 5,614,422
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/27 ............................................ 1,475,000 1,306,334
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/32 ............................................ 4,030,000 3,496,953
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/37 ............................................ 5,370,000 4,600,690
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 16,110,000 13,567,990
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 1,124,458
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/51 ....................................................... 1,000,000 1,097,217
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 1,000,000 1,094,395
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,515,929
California School Finance Authority ,
a
Revenue, 144A, 2016, Pre-Refunded, 5%, 8/01/41 ......................... 190,000 212,925
a
Revenue, 144A, 2016, 5%, 8/01/41 .................................... 2,010,000 2,200,876
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016 C, 5%,
7/01/46 ........................................................ 10,000,000 10,929,258
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 2,825,158
a
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 3,589,372
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,100,807
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,199,087
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,674,962
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 6,260,111
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 571,753
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 4,033,966
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 1,075,751
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,832,740

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... $ 225,000 $ 247,471
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,387,886
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/58 ........... 1,000,000 1,083,447
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 4,000,000 4,409,340
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 3,800,000 4,170,759
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,742,030
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,768,634
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,141,327
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,967,791
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 260,533
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 472,365
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 644,811
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,404,819
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,314,071
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,818,382
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,675,842
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,165,805
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 3,782,326
a
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,205,290
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 362,329
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 825,000 897,127
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,332,041
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/31 ............ 1,000,000 1,058,695
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/36 ............ 1,670,000 1,754,696
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/51 ............ 16,730,000 17,199,556
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/55 ............ 1,400,000 1,431,521
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,750,000 1,940,279
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,176,077
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 2,116,839
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,433,195
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 813,104
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 904,913
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 980,000 1,052,290
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 350,538
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 394,700
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/47 .... 1,720,000 1,858,016
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 274,976
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 616,757
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 811,523
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 1,305,632
a
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,653,155
California State University , Revenue , 2015 A , Refunding , 5% , 11/01/47 ...........
14,980,000 16,747,101
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,407,022
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,149,629
Special Assessment, 2016 A, 5%, 9/02/45 ............................... 2,250,000 2,467,535
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,545,000 1,623,513
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,975,000 2,226,446
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,460,000 2,735,285
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,692,951

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment, 2017 B, 5%, 9/02/47 ............................... $ 2,520,000 $ 2,809,210
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,605,000 5,166,132
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 4,910,000 5,663,354
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 4,241,503
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 5,343,649
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 5,211,476
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 6,000,000 6,843,154
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 7,428,885
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,851,970
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 1,077,270
Special Assessment, 2019 A, 5%, 9/02/48 ............................... 945,000 1,077,092
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,220,709
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 990,138
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,463,755
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 964,866
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,151,363
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 1,125,000 1,225,430
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 1,370,000 1,469,803
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 2,000,000 2,177,699
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 2,000,000 2,140,064
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,285,000 3,551,368
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 5,150,000 5,475,827
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,500,000 2,649,647
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 2,600,000 2,708,227
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,375,000 3,152,317
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 3,263,159
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/32 ........... 750,000 803,988
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/40 ........... 1,010,000 1,069,934
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,182,362
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 4,116,190
California Baptist University, Revenue, 2014 A, 5.125%, 11/01/23 .............. 210,000 218,976
California Baptist University, Revenue, 2014 A, 6.125%, 11/01/33 .............. 1,565,000 1,675,416
California Baptist University, Revenue, 2014 A, 6.375%, 11/01/43 .............. 4,035,000 4,309,973
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,296,834
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 2,106,309
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,669,588
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 802,355
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2014
B, Pre-Refunded, 5%, 7/01/44 ....................................... 4,450,000 4,829,335
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/43 .................................................... 1,000,000 1,167,063
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
4%, 7/01/48 .................................................... 6,000,000 6,541,438
Community Facilities District No. 2015-01, Special Tax, 2015-1, 4%, 9/01/50 ...... 1,725,000 1,853,304
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/40 ....... 700,000 760,265
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/50 ....... 1,335,000 1,426,028
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/36 ..................................... 1,000,000 1,088,493
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/45 ..................................... 1,500,000 1,617,326
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,389,636
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,234,833
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,945,000 11,960,164
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,430,896

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... $ 3,000,000 $ 3,429,992
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 4,176,025
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,845,000 4,125,020
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,735,000 1,997,098
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,263,294
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/41 ....... 560,000 613,637
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/51 ....... 700,000 754,977
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/41 ....... 730,000 789,177
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/51 ....... 1,350,000 1,436,526
Community Facilities District No. 2021-01, Special Tax, 2021, 4%, 9/01/51 ....... 2,000,000 2,108,066
Covenant Living Communities and Services Obligated Group, Revenue, 2013 C, Pre-
Refunded, 5.625%, 12/01/36 ........................................ 8,000,000 8,606,999
Enloe Medical Center, Revenue, 2015, Refunding, California Mortgage Insured, 5%,
8/15/38 ........................................................ 6,000,000 6,799,633
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,428,668
a
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 13,907,746
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 430,880
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 1,083,513
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,394,586
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 52,005,000 58,465,035
Los Angeles Jewish Home for the Aging Obligated Group, Revenue, 2014 A, Pre-
Refunded, California Mortgage Insured, 5%, 8/01/44 ...................... 2,450,000 2,543,235
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,528,444
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,726,114
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,533,619
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 8,274,666
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,720,518
Capistrano Unified School District , Community Facilities District No. 2005-1 , Special
Tax , 2013 , Pre-Refunded , 5.5% , 9/01/43 ................................ 4,955,000 5,277,926
Casitas Municipal Water District ,
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5%, 9/01/42 .................................................... 8,000,000 9,262,910
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5.25%, 9/01/47 .................................................. 5,000,000 5,905,613
Centinela Valley Union High School District ,
GO, 2012 B, Refunding, AGMC Insured, Zero Cpn., 8/01/45 .................. 42,000,000 10,724,183
GO, 2014 C, Pre-Refunded, 5%, 8/01/35 ................................ 4,195,000 4,569,589
Central School District ,
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 10,990,000 12,335,582
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019-1, 4%,
9/01/40 ........................................................ 500,000 542,927
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019-1, 4%,
9/01/51 ........................................................ 1,000,000 1,072,063
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/42 .................................................... 775,000 824,385
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,450,000 1,526,681
a
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/42 .............................................. 2,250,000 2,385,102

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City & County of San Francisco, (continued)
a
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. $ 3,000,000 $ 3,134,730
City of Beaumont ,
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/44 ........ 300,000 332,619
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/49 ........ 400,000 442,113
Community Facilities District No. 2019-1, Special Tax, 2019-1, 3.25%, 9/01/50 .... 450,000 450,245
City of Calimesa ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 865,000 933,162
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 825,000 885,082
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ 1,665,000 1,801,604
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,672,995
City of Chula Vista ,
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/43 .................................................... 1,000,000 1,111,024
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/48 .................................................... 1,185,000 1,312,310
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/38 .................................................. 1,200,000 1,312,704
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/48 .................................................. 1,000,000 1,087,535
City of Dana Point ,
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/38 ........................................................ 1,000,000 1,056,998
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/45 ........................................................ 2,500,000 2,642,496
City of Dixon ,
Community Facilities District No. 2013-1 Parklane, Special Tax, 2019, 5%, 9/01/44 . 2,645,000 2,996,114
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/36 200,000 219,315
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 435,698
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,072,827
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/49 .................................................... 2,300,000 2,570,998
Community Facilities District No. 2015-1 Improvement Area No. 3, Special Tax, 2021,
4%, 9/01/45 .................................................... 750,000 799,872
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 2,000,000 2,291,965
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,171,536
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,729,129
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,585,005
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,774,560
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,114,008
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 1,064,444
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,118,596
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,541,822
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,074,518
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,609,249

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Irvine, (continued)
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ $ 2,750,000 $ 2,948,443
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 2,500,000 2,804,622
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 3,250,000 3,633,030
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,413,521
City of La Verne ,
Brethren Hillcrest Homes Obligated Group, COP, 2014, Pre-Refunded, 5%, 5/15/36 1,430,000 1,457,026
Copacabana Mobilehome Park, Revenue, 2014, Refunding, 5%, 6/15/49 ........ 1,765,000 1,881,423
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/36 350,000 381,039
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/40 385,000 417,640
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,072,827
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,401,633
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,752,845
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,668,554
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,960,527
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 4,119,159
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,085,287
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 541,135
Community Facilities District No. 31, Special Tax, 2017, 5%, 9/01/47 ........... 1,100,000 1,227,372
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,000,000 4,392,865
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,500,000 3,823,347
City of Palm Desert ,
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 3%, 9/01/31 320,000 315,832
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 4%, 9/01/41 450,000 477,307
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 4%, 9/01/51 665,000 693,768
City of Rancho Cordova ,
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2018-1, 5%,
9/01/44 ........................................................ 415,000 465,340
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/34 ........................................................ 175,000 188,288
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/35 ........................................................ 180,000 193,555
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/36 ........................................................ 185,000 198,894
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 195,000 209,489
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/38 ........................................................ 200,000 214,630
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/39 ........................................................ 210,000 225,124
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/40 ........................................................ 220,000 235,720
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/46 ........................................................ 175,000 185,692
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,304,401
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,352,556

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rocklin , Community Facilities District No. 10 Whitney Ranch , Special Tax , 2019 ,
5% , 9/01/40 ...................................................... $ 2,000,000 $ 2,162,122
City of Roseville ,
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/36 ........................................................ 725,000 792,713
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 750,000 814,674
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 3,160,000 3,381,243
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 721,559
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 1,983,138
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,438,140
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 7,270,256
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 2021, 4%, 9/01/41 750,000 817,565
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 2,180,000 2,423,274
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 7,160,000 8,000,100
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 621,900
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 483,054
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 1,068,186
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 495,309
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 559,514
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 641,187
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 350,000 382,952
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 435,034
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/46 ........................................................ 650,000 702,752
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,295,000 1,394,491
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 3,230,000 3,623,273
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 525,992
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 650,000 694,321
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 535,731
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,174,145
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 2,008,343
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,753,975
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 4,246,014
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,226,086
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,094,237
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,365,540

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/46 $ 1,450,000 $ 1,562,440
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/50 1,000,000 1,072,827
Natomas Central Community Facilities District No. 2006-2, Special Tax, 2016, 5%,
9/01/46 ........................................................ 1,815,000 1,998,667
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 328,260
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 775,331
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 2,057,279
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 553,293
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 1,000,000 1,103,858
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 3,000,000 3,161,528
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,745,000 1,899,879
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,647,527
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 705,000 747,340
City of San Francisco , 5.25% , 9/01/49 ....................................
14,000,000 13,371,141
City of San Luis Obispo ,
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 175,000 189,940
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 740,000 791,216
City of San Mateo ,
Community Facilities District No. 2008-1, Special Tax, 2012, 5.875%, 9/01/32 ..... 1,500,000 1,526,564
Community Facilities District No. 2008-1, Special Tax, 2012, 6%, 9/01/42 ........ 5,000,000 5,084,443
Community Facilities District No. 2008-1, Special Tax, 2014, 5.375%, 9/01/38 ..... 2,500,000 2,538,117
Community Facilities District No. 2008-1, Special Tax, 2014, 5.5%, 9/01/44 ....... 3,300,000 3,350,497
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/35 ...... 600,000 695,138
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... 1,000,000 1,149,015
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 1,180,798
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... 1,375,000 1,467,695
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 650,000 663,074
City of Vernon ,
Electric System, Revenue, 2012 A, Refunding, 5.5%, 8/01/41 ................. 7,500,000 7,646,510
Electric System, Revenue, 2020 A, Refunding, 5%, 8/01/35 .................. 1,440,000 1,711,355
City of Woodland ,
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/44 ........ 1,475,000 1,629,584
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/48 ........ 1,645,000 1,811,769
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,005,834
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,811,051
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,095,336
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/27 ........................... 6,295,000 5,682,339
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/28 ........................... 3,000,000 2,639,255
a
CMFA Special Finance Agency ,
Revenue, Junior Lien, 144A, 2022 A-2, 4.5%, 8/01/51 ....................... 39,885,000 32,848,947
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 13,980,000 12,562,345

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
CMFA Special Finance Agency I , The Mix at CTR City , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... $ 7,875,000 $ 7,925,350
a
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 19,758,120
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 4,684,776
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,578,395
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ........................ 2,255,000 2,261,451
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 .......................... 3,460,000 3,469,733
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 558,513
Cotati-Rohnert Park Unified School District , GO , A , BAM Insured , 5% , 8/01/45 ......
4,000,000 4,431,737
County of El Dorado ,
Community Facilities District No. 2014-1, Special Tax, 2018, 5%, 9/01/48 ........ 2,850,000 3,122,212
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/40 ........................................................ 475,000 520,184
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/46 ........................................................ 425,000 460,955
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,000,000 1,079,395
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 4,710,000 4,769,021
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,086,300
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,080,999
County of Santa Cruz ,
Assessment District No. 21-01, 1915 Act, Special Assessment, 4%, 9/02/46 ...... 525,000 569,427
Assessment District No. 21-01, 1915 Act, Special Assessment, 4%, 9/02/51 ...... 650,000 701,063
a
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 14,313,507
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 8,679,256
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 8,647,205
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 30,000,000 23,026,032
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,450,000 4,458,724
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 2,032,419
Del Mar Union School District , Community Facilities District No. 99-1 , Special Tax ,
2019 , Refunding , BAM Insured , 4% , 9/01/49 ............................. 2,000,000 2,248,719
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
14,560,000 10,738,890
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,760,026
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 5,030,814
Special Tax, 2019, 5%, 9/01/39 ....................................... 3,665,000 4,150,924
Special Tax, 2019, 5%, 9/01/44 ....................................... 6,625,000 7,437,671
Eastern Municipal Water District , Community Facilities District No. 2004-35 , Special
Tax , 2021 , 4% , 9/01/50 ............................................. 200,000 214,000
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 2,007,283
a
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/41 .. 1,625,000 1,645,248
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .. 2,410,000 2,392,804
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4.5%, 9/01/51 2,500,000 2,412,277
d,e
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 137,231,909 11,719,605

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d,e
FHLMC, Multi-family ML Pass-Through Certificates, (continued)
a
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... $ 123,285,700 $ 22,049,647
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,659,799
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 2,046,664
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/28 600,000 673,940
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 593,529
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 949,204
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,854,952
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,241,099
City of Folsom Community Facilities District No. 21, Special Tax, 2021, 4%, 9/01/50 800,000 852,699
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,349,216
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/45 1,075,000 1,156,468
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/50 1,140,000 1,222,139
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 39,859,740
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 26,141,750
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 17,932,476
Revenue, 2015 A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 14,305,480
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/43 ..................... 41,979,000 45,973,612
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 5,045,328
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,512,990
Golden State Tobacco Securitization Corp. ,
Revenue, 2007 A-2, Pre-Refunded, 5.3%, 6/01/37 ......................... 3,560,000 3,601,879
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/45 ............................ 37,630,000 41,967,568
Revenue, 2018 A-1, Pre-Refunded, 5.25%, 6/01/47 ........................ 63,500,000 64,239,172
Revenue, 2018 A-2, Pre-Refunded, 5%, 6/01/47 ........................... 2,335,000 2,360,151
Revenue, 2021 B-2, Refunding, Zero Cpn., 6/01/66 ........................ 60,000,000 8,975,610
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,829,088
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,801,128
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,931,321
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 4,478,100
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 4,115,625
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 7,692,290
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,125,164
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 5,057,518
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 3,786,419
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,456,876
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,389,704
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 5,272,157
Indio Community Facilities District No. 2004-3 , Special Tax , 2015 , Refunding , 5% ,
9/01/35 ......................................................... 1,190,000 1,299,683
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 8,036,376
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,601,766
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 1,700,000 1,936,718
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,820,302
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,132,160
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,130,285
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/45 2,000,000 2,269,208

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 $ 2,000,000 $ 2,260,571
Jurupa Community Services District , Community Facilities District No. 53 , Special Tax ,
2020 A , 4% , 9/01/43 ................................................ 300,000 324,956
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,402,237
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,438,331
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,356,428
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,566,946
Lake Elsinore Public Financing Authority ,
City of Lake Elsinore Assessment District No. 93-1, Special Tax, 2012 B, Pre-
Refunded, 5.125%, 9/02/30 ......................................... 4,980,000 5,088,454
City of Lake Elsinore Community Facilities District No. 2003-2, Special Tax, 2014 A,
Pre-Refunded, 5.75%, 9/01/44 ...................................... 3,240,000 3,463,152
City of Lake Elsinore Community Facilities District No. 98-1, Special Tax, 2013 C,
Pre-Refunded, 5.25%, 9/01/33 ...................................... 8,000,000 8,491,755
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,205,628
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,456,684
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 855,781
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,749,901
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 9,191,979
Lathrop Financing Authority ,
Special Tax, 2013 A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,059,530
Special Tax, 2013 A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,121,241
Special Tax, 2013 A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,124,742
Special Tax, 2013 A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,808,806
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... 1,155,000 1,206,907
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 805,000 842,138
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,120,364
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 7,222,296
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 5,510,363
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn., 8/01/34 ....................................... 1,500,000 1,677,643
COP, 2012, Zero Cpn., 8/01/42 ....................................... 4,500,000 4,981,492
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 7,067,505
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/40 ........................... 7,500,000 9,416,172
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,000,000 1,109,949
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,658,474
Community Facilities District No. 2011-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,900,000 3,244,361
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,321,075
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,378,723
Moreland School District , GO , B , Refunding , 5% , 8/01/41 .....................
4,045,000 4,478,756
Moreno Valley Unified School District ,
Community Facilities District No. 2015-2, Special Tax, 2019, 5%, 9/01/44 ........ 870,000 958,702
Community Facilities District No. 2015-3, Special Tax, 2019, 4.125%, 9/01/48 ..... 1,160,000 1,235,508

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
$ 32,300,000 $ 47,716,587
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,540,775
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,821,031
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 5,352,762
Revenue, 2017 B, Refunding, 5%, 3/01/42 ............................... 2,550,000 2,918,647
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 9,183,806
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,385,714
Oakley Public Finance Authority ,
City of Oakley Assessment District No. 2004-1, Special Assessment, 2012, Pre-
Refunded, 5.3%, 9/02/34 .......................................... 995,000 1,017,790
City of Oakley Assessment District No. 2006-1, Special Assessment, 2014,
Refunding, BAM Insured, 5%, 9/02/36 ................................. 1,500,000 1,624,785
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ 1,495,000 1,632,908
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 5,334,140
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/42 ........................................................ 6,230,000 7,116,959
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/47 ........................................................ 10,000,000 11,335,784
Palomar Health ,
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 5,453,413
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 6,469,743
Palomar Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/36 ...... 6,250,000 7,095,092
Palomar Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/42 ...... 5,000,000 5,761,773
Paramount Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero Cpn.,
8/01/51 ......................................................... 25,000,000 3,380,997
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 6,843,923
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,702,913
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,940,000 2,030,631
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,145,000 4,299,797
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,745,000 3,912,532
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,617,536
Pittsburg Unified School District ,
GO, 2012 C, Pre-Refunded, Zero Cpn., 8/01/47 ........................... 9,000,000 2,102,510
GO, 2012 C, Pre-Refunded, Zero Cpn., 8/01/52 ........................... 15,000,000 2,523,982

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Poway Redevelopment Agency Successor Agency , Tax Allocation , A , Refunding ,
5% , 12/15/30 ..................................................... $ 3,500,000 $ 4,378,717
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,205,068
Redondo Beach Unified School District , GO , 2011 E , Zero Cpn., 8/01/31 ..........
2,750,000 3,525,974
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 8,062,263
Rio Elementary School District , Community Facilities District No. 1 , Special Tax , 2013 ,
Pre-Refunded , 5.5% , 9/01/39 ......................................... 6,915,000 7,365,662
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 17,050,751
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,820,958
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/38 ............................................ 1,000,000 1,117,433
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,317,847
River Islands Public Financing Authority ,
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 2.75%,
9/01/40 ........................................................ 2,080,000 1,963,497
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/45 4,405,000 4,712,635
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/51 3,255,000 3,460,881
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 823,059
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 871,464
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/41 ........ 1,250,000 1,305,857
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,557,473
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,360,000 1,408,605
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 4,095,500
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 4,422,918
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,607,289
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 3,803,251
Riverside Public Financing Authority , COP , 2013 , AGMC Insured , 5% , 6/01/33 ......
4,280,000 4,480,273
Riverside Unified School District ,
Special Tax, 2020, 4%, 9/01/45 ....................................... 415,000 447,702
Special Tax, 2020, 4%, 9/01/50 ....................................... 875,000 938,724
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/41 ..................................... 3,000,000 3,403,503
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,560,411
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 5,117,321
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,269,255
Community Facilities District No. 2006-1, Special Tax, 2017, Refunding, 5%, 9/01/44 1,120,000 1,258,962
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,427,729
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 2021,
2.75%, 9/01/41 .................................................. 450,000 410,761
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 2021,
4%, 9/01/50 .................................................... 465,000 501,913
Rowland Unified School District ,
GO, 2009 B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,482,288
GO, 2009 B, Zero Cpn., 8/01/39 ....................................... 15,000,000 8,809,305
GO, 2009 B, Zero Cpn., 8/01/42 ....................................... 10,750,000 6,155,833

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... $ 2,000,000 $ 2,166,960
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/45 ................................ 2,755,000 3,092,313
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 4,220,363
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 12,495,000 6,065,883
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 11,098,423
GO, 2010 C, Zero Cpn., 7/01/47 ....................................... 26,025,000 28,345,574
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 6,338,357
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 12,784,400
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 6,485,806
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 35,000,000 40,492,595
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 11,508,248
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 10,000,000 11,430,708
San Francisco City & County Redevelopment Agency Successor Agency ,
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/23 .......................... 2,000,000 1,881,223
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,442,348
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/31 .......................... 6,000,000 3,817,480
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/43 .......................... 16,500,000 5,737,639
Community Facilities District No. 6, Special Tax, 2013 C, Zero Cpn., 8/01/43 ...... 10,000,000 2,912,551
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,715,871
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,475,000 18,079,301
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 38,388,931
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 17,346,066
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 35,000,000 38,058,132
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 75,000,000 81,276,953
San Rafael City Elementary School District , GO , 2015 C , 5% , 8/01/43 ............
1,565,000 1,834,531
Santa Barbara Unified School District , GO , 2011 A , Zero Cpn., 8/01/36 ...........
8,000,000 11,278,713
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 3,017,533
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 10,056,752
Santa Paula Utility Authority , Revenue , 2015 A , Pre-Refunded , 5% , 2/01/40 ........
5,105,000 5,651,748
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,599,382
Saugus/Hart School Facilities Financing Authority ,
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/41 1,250,000 1,370,561
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/46 1,250,000 1,363,641
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,365,000 1,437,733
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,375,000 3,541,846
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 5,249,107
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 12,468,420
State of California , GO , 5% , 3/01/45 .....................................
3,900,000 4,285,145
Stockton Community Facilities District ,
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/40 ........................................................ 1,580,000 1,706,340
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/45 ........................................................ 1,115,000 1,193,445
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,565,000 1,665,686

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sulphur Springs Union School District ,
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/43 ........ $ 1,410,000 $ 1,537,415
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/47 ........ 1,820,000 1,980,425
Community Facilities District No. 2014-1, Special Tax, 2014-1, 4%, 9/01/50 ...... 1,225,000 1,314,213
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 6,325,260
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 4,984,788
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 2,180,979
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 4,725,345
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 11,490,000 13,050,534
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,507,941
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/33 ........................................................ 1,610,000 1,799,489
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/38 ........................................................ 2,385,000 2,659,055
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/43 ........................................................ 5,750,000 6,361,643
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/48 ........................................................ 6,240,000 6,879,257
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2019, 5%,
9/01/44 ........................................................ 2,600,000 2,874,340
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,454,562
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 3,000,000 3,211,510
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2019, 5%,
9/01/44 ........................................................ 1,500,000 1,686,738
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 663,718
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,892,368
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 4,372,790
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 2,490,000 2,431,806
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,727,787
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 1,000,000 1,117,094
City of Tustin Community Facilities District No. 07-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 2,330,000 2,545,367
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/40 ........................................................ 750,000 818,149
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/45 ........................................................ 1,000,000 1,086,238
University of California , Revenue , 2015 AO , Refunding , 5% , 5/15/40 .............
5,000,000 5,530,941
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 550,000 587,361
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,475,026
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,158,100

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
$ 2,390,000 $ 2,398,917
Victor Elementary School District ,
GO, 2015 B, 5%, 8/01/42 ............................................ 5,455,000 5,962,361
Community Facilities District No. 2005-1, Special Tax, 2018, Refunding, BAM
Insured, 5%, 9/01/46 .............................................. 1,385,000 1,565,906
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 4,945,203
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 2,166,175
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 2,056,493
Westside Union School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/46 ........ 360,000 388,908
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 500,000 538,841
2,916,147,848
Florida 0.3%
a,b
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 144A,
2021 A-1 , Mandatory Put , 6.75% , 8/15/23 ................................ 8,750,000 8,558,142
Wisconsin 0.3%
a
Public Finance Authority , Affordable Housing Preservation Corp. (The) , Revenue , 144A,
2021 , 5.25% , 12/01/22 .............................................. 8,600,000 8,560,434
U.S. Territories 6.7%
Guam 0.9%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,064,351
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 3,954,200
Revenue, 2016, 5%, 1/01/46 ......................................... 5,250,000 5,807,846
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 3,455,000 3,915,423
Revenue, 2017, Refunding, 5%, 7/01/37 ................................. 3,000,000 3,399,659
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/40 ..............
4,750,000 5,288,415
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 1,250,000 1,356,500
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 2,125,000 2,276,818
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 1,500,000 1,801,707
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/40 ............. 1,500,000 1,779,451
30,644,370
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
4,405,000 4,395,259
Puerto Rico 5.7%
c
Commonwealth of Puerto Rico , GO , A-PSA , Refunding , 8% , 7/01/35 ............. 19,815,000 17,858,279
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
22,293,814 20,956,185
c
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 10,000,000 10,312,500
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 25,000,000 26,562,490
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 11,735,000 12,439,096
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 5,312,498
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 1,601,766 1,737,916
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 1,601,765 1,737,915
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 1,768,493 1,918,815
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 1,768,493 1,918,815
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 600,000 651,000
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 600,000 657,750

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/30 ............... $ 245,000 $ 249,555
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/31 ............... 1,170,000 1,190,602
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 330,000 344,810
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 5,030,000 5,120,135
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,300,000 3,432,958
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,500,000 4,657,500
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005 C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 12,750,000 13,216,154
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 110,782
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 8,695,000 9,616,190
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 11,850,000 13,289,206
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 35,520,000 11,539,066
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 20,445,000 4,812,485
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 11,313,000 12,388,119
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 7,495,000 8,289,391
190,320,212
Total U.S. Territories .................................................................... 225,359,841
Total Municipal Bonds (Cost $2,902,339,325) ...................................
3,158,626,265
Total Long Term Investments (Cost $2,953,929,325) .............................
3,210,323,696
a
a a a a
Short Term Investments 2.4%
Municipal Bonds 2.4%
California 2.4%
f
Metropolitan Water District of Southern California , Revenue , 2018 A-1 , Refunding , SPA
TD Bank NA , Daily VRDN and Put , 0.05% , 7/01/37 ......................... 10,000,000 10,000,000
f
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.06% , 5/15/32 ................................... 1,600,000 1,600,000
f
Santa Clara Valley Transportation Authority , 2000 Measure A Sales Tax , Revenue , 2008
A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.18% , 4/01/36 .......... 32,100,000 32,100,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.08% , 7/01/36 ........................... 25,000,000 25,000,000
f
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 0.03% , 5/15/48 ..
9,700,000 9,700,000
78,400,000
Total Municipal Bonds (Cost $78,400,000) ......................................
78,400,000
Total Short Term Investments (Cost $78,400,000 ) ................................
78,400,000
a
Total Investments (Cost $3,032,329,325) 99.5% ..................................
$3,288,723,696
Other Assets, less Liabilities 0.5% .............................................
18,343,713
Net Assets 100.0% ...........................................................
$3,307,067,409

Franklin Municipal Securities Trust
Statement of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 47 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $634,541,048, representing 19.2% of net assets.
b
The maturity date shown represents the mandatory put date.
c
See Note 7 regarding defaulted securities.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
The coupon rate shown represents the rate at period end.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,032,329,325
Value - Unaffiliated issuers .................................................................. $3,288,723,696
Receivables:
Capital shares sold ........................................................................ 1,820,115
Interest ................................................................................. 34,698,790
Total assets .......................................................................... 3,325,242,601
Liabilities:
Payables:
Capital shares redeemed ................................................................... 14,818,046
Management fees ......................................................................... 1,176,476
Distribution fees .......................................................................... 321,707
Transfer agent fees ........................................................................ 332,687
Trustees' fees and expenses ................................................................. 89
Distributions to shareholders ................................................................. 1,311,880
Funds advanced by custodian ................................................................. 55,985
Accrued expenses and other liabilities ........................................................... 158,322
Total liabilities ......................................................................... 18,175,192
Net assets, at value ................................................................. $3,307,067,409
Net assets consist of:
Paid-in capital ............................................................................. $3,160,898,419
Total distributable earnings (losses) ............................................................. 146,168,990
Net assets, at value ................................................................. $3,307,067,409

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $714,051,936
Shares outstanding ........................................................................ 64,827,917
Net asset value per share
a
.................................................................. $11.02
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.45
Class A1:
Net assets, at value ....................................................................... $1,166,094,593
Shares outstanding ........................................................................ 106,076,188
Net asset value per share
a
.................................................................. $10.99
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.42
Class C:
Net assets, at value ....................................................................... $180,172,800
Shares outstanding ........................................................................ 16,263,080
Net asset value and maximum offering price per share
a
............................................. $11.08
Class R6:
Net assets, at value ....................................................................... $60,366,334
Shares outstanding ........................................................................ 5,472,847
Net asset value and maximum offering price per share ............................................. $11.03
Advisor Class:
Net assets, at value ....................................................................... $1,186,381,746
Shares outstanding ........................................................................ 107,675,120
Net asset value and maximum offering price per share ............................................. $11.02
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Municipal Securities Trust
Financial Statements
Statements of Operations
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California High Yield
Municipal Fund
Period Ended
February 28, 2022
a
Year Ended
May 31, 2021
Investment income:
Interest:
Unaffiliated issuers ....................................................... $93,218,617 $119,036,456
Expenses:
Management fees (Note 3 a ) .................................................. 11,549,197 13,983,901
Distribution fees: (Note 3c )
    Class A ............................................................... 1,305,705 1,316,054
    Class A1 .............................................................. 925,686 1,258,847
    Class C ............................................................... 985,641 1,518,205
Transfer agent fees: (Note 3e )
    Class A ............................................................... 342,524 333,636
    Class A1 .............................................................. 606,328 806,176
    Class C ............................................................... 99,256 149,969
    Class R6 .............................................................. 15,682 12,913
    Advisor Class ........................................................... 578,535 635,562
Custodian fees (Note 4 ) ..................................................... 21,439 6,962
Reports to shareholders fees ................................................. 54,538 71,773
Registration and filing fees ................................................... 72,960 84,624
Professional fees .......................................................... 101,319 162,755
Trustees' fees and expenses ................................................. 21,754 51,874
Other ................................................................... 577,384 279,732
Total expenses ........................................................ 17,257,948 20,672,983
Expense reductions (Note 4 ) .............................................. (11,577) (18,611)
Expenses waived/paid by affiliates (Note 3f) ................................... (2,846) (3,027)
Net expenses ........................................................ 17,243,525 20,651,345
Net investment income ............................................... 75,975,092 98,385,111
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (4,994,860) 4,488,516
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (144,665,316) 180,246,844
Net realized and unrealized gain (loss) ........................................... (149,660,176) 184,735,360
Net increase (decrease) in net assets resulting from operations ......................... $(73,685,084) $283,120,471
a
For the period June 1, 2021 to February 28, 2022.

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California High Yield Municipal Fund
Period Ended
February 28, 2022
a
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $75,975,092 $98,385,111 $97,900,505
Net realized gain (loss) .............................. (4,994,860) 4,488,516 (41,775,849)
Net change in unrealized appreciation (depreciation) ........ (144,665,316) 180,246,844 (59,782,094)
Net increase (decrease) in net assets resulting from
operations ................................... (73,685,084) 283,120,471 (3,657,438)
Distributions to shareholders:
Class A .......................................... (14,368,059) (16,106,026) (12,490,587)
Class A1 ......................................... (26,936,818) (40,737,185) (44,347,479)
Class C .......................................... (3,543,177) (6,218,059) (7,340,097)
Class R6 ......................................... (1,296,688) (1,074,605) (889,558)
Advisor Class ..................................... (26,489,741) (33,172,717) (32,207,561)
Total distributions to shareholders ....................... (72,634,483) (97,308,592) (97,275,282)
Capital share transactions: (Note 2 )
Class A .......................................... 126,994,699 162,703,393 201,861,524
Class A1 ......................................... (36,920,658) (106,323,113) (65,993,268)
Class C .......................................... (35,548,107) (44,827,945) (10,484,112)
Class R6 ......................................... 17,826,731 16,640,109 6,463,302
Advisor Class ..................................... 125,220,782 150,016,195 47,001,789
Total capital share transactions ......................... 197,573,447 178,208,639 178,849,235
Net increase (decrease) in net assets ................ 51,253,880 364,020,518 77,916,515
Net assets:
Beginning of period .................................. 3,255,813,529 2,891,793,011 2,813,876,496
End of period ....................................... $3,307,067,409 $3,255,813,529 $2,891,793,011
a
For the period June 1, 2021 to February 28, 2022.

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin California High Yield Municipal Fund
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company , consisting
of one fund, Franklin California High Yield Municipal Fund
(Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Fund offers five classes of shares: Class
A, Class A1, Class C, Class R6 and Advisor Class . Effective
August 2, 2021, Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The Fund’s fiscal year end was changed to February 28
effective February 28, 2022 . As a result, the Fund had
a shortened fiscal year covering the transitional period
between the Fund’s prior fiscal year end May 31, 2021 and
February 28, 2022 .
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Board,
the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Fund may utilize independent pricing
services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Period Ended
February 28, 2022
a
Shares Amount
Class A Shares:
Shares sold
b
................................... 19,079,730 $218,660,111
Shares issued in reinvestment of distributions .......... 1,082,993 12,336,511
Shares redeemed ............................... (9,181,585) (104,001,923)
Net increase (decrease) .......................... 10,981,138 $126,994,699
Class A1 Shares:
Shares sold ................................... 4,157,830 $47,593,990
Shares issued in reinvestment of distributions .......... 2,030,468 23,104,504
Shares redeemed ............................... (9,477,231) (107,619,152)
Net increase (decrease) .......................... (3,288,933) $(36,920,658)
Class C Shares:
Shares sold ................................... 1,629,237 $18,827,328
Shares issued in reinvestment of distributions .......... 293,501 3,368,105
Shares redeemed
b
.............................. (5,003,937) (57,743,540)
Net increase (decrease) .......................... (3,081,199) $(35,548,107)
Class R6 Shares:
Shares sold ................................... 2,223,594 $25,583,745
Shares issued in reinvestment of distributions .......... 80,939 922,963
Shares redeemed ............................... (759,681) (8,679,977)
Net increase (decrease) .......................... 1,544,852 $17,826,731
Advisor Class Shares:
Shares sold ................................... 23,866,103 $272,922,712
Shares issued in reinvestment of distributions .......... 1,845,042 21,029,168
Shares redeemed ............................... (14,851,620) (168,731,098)
Net increase (decrease) .......................... 10,859,525 $125,220,782
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
b
................................... 21,760,785 $244,893,970 31,096,565 $347,089,109
Shares issued in reinvestment of distributions .......... 1,202,763 13,544,506 1,004,920 11,168,678
Shares redeemed ............................... (8,507,539) (95,735,083) (14,706,484) (156,396,263)
Net increase (decrease) .......................... 14,456,009 $162,703,393 17,395,001 $201,861,524

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Shares Amount Shares Amount
Class A1 Shares:
Shares sold ................................... 9,548,284 $107,177,683 9,480,324 $104,735,142
Shares issued in reinvestment of distributions .......... 3,056,285 34,312,254 3,389,451 37,671,175
Shares redeemed ............................... (22,083,505) (247,813,050) (19,138,207) (208,399,585)
Net increase (decrease) .......................... (9,478,936) $(106,323,113) (6,268,432) $(65,993,268)
Class C Shares:
Shares sold ................................... 2,578,272 $29,197,094 5,632,486 $63,514,850
Shares issued in reinvestment of distributions .......... 496,008 5,610,813 550,824 6,167,625
Shares redeemed
b
.............................. (7,055,461) (79,635,852) (7,232,118) (80,166,587)
Net increase (decrease) .......................... (3,981,181) $(44,827,945) (1,048,808) $(10,484,112)
Class R6 Shares:
Shares sold ................................... 2,372,612 $26,871,853 1,431,024 $16,034,824
Shares issued in reinvestment of distributions .......... 81,476 918,581 67,313 749,737
Shares redeemed ............................... (996,498) (11,150,325) (935,907) (10,321,259)
Net increase (decrease) .......................... 1,457,590 $16,640,109 562,430 $6,463,302
Advisor Class Shares:
Shares sold ................................... 31,248,775 $352,380,497 29,033,470 $323,384,128
Shares issued in reinvestment of distributions .......... 2,232,963 25,149,727 2,198,640 24,498,557
Shares redeemed ............................... (20,224,098) (227,514,029) (27,789,030) (300,880,896)
Net increase (decrease) .......................... 13,257,640 $150,016,195 3,443,080 $47,001,789
a
For the period June 1, 2021 to February 28, 2022.
b
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2022 the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.15%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

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Annual Report
Franklin California High Yield Municipal Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $1,642,325, of which $659,261 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2022. Investor Services may discontinue this waiver in the future.
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until September 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended February 28, 2022, these purchases and sales transactions aggregated $49,205,000 and $154,650,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2022 the custodian fees were reduced as noted in the Statements of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $29,394
CDSC retained .............................................................................. $99,141
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the period ended February 28, 2022 and years ended May 31, 2021 and 2020, was as follows:
At February 28, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and wash sales.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $92,597,117
Long term ................................................................................ 17,416,556
Total capital loss carryforwards ............................................................... $110,013,673
2022 2021
Distributions paid from:
Tax exempt income ........................................................ $72,634,483 $97,308,592
2020
Distributions paid from:
Tax exempt income ........................................................ $97,275,282
Cost of investments .......................................................................... $3,038,777,970
Unrealized appreciation ........................................................................ $300,863,761
Unrealized depreciation ........................................................................ (50,918,035)
Net unrealized appreciation (depreciation) .......................................................... $249,945,726
Distributable earnings:
Undistributed ordinary income ................................................................... $706,105
Undistributed tax exempt income ................................................................. 6,936,634
Total distributable earnings ..................................................................... $7,642,739

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$503,315,752 and $328,843,718, respectively.
7. Credit Risk and Defaulted Securities
At February 28, 2022, the Fund had 37.0% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2022, the aggregate value of these securities was $97,907,074, representing 3.0% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of
Trustees.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Franklin Municipal Securities Trust
Notes to Financial Statements

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Annual Report
Franklin California High Yield Municipal Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2022, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
11. Credit Facility
(continued)

Franklin Municipal Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Municipal Securities Trust and Shareholders of Franklin California High Yield Municipal
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
California High Yield Municipal Fund (the “Fund”) as of February 28, 2022, the related statements of operations for the period
June 1, 2021 through February 28, 2022 and year ended May 31, 2021, the statement of changes in net assets for the period June 1, 2021 through February 28, 2022 and years ended May 31, 2021 and 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28,
2022, the results of its operations for the period June 1, 2021 through February 28, 2022 and year ended May 31, 2021, the changes in its net assets for the period June 1, 2021 through February 28, 2022 and years ended May 31, 2021 and 2020, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Tax Information (unaudited)
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its period.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the period ended February 28, 2022:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $72,634,483

Franklin Municipal Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign
Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin
Municipal Securities Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board

Franklin Municipal Securities Trust
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Annual Report
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional California municipal debt funds.
The Board noted that the Fund’s annualized income return
and annualized total return for the one-, three-, five- and 10-
year periods were above the medians and in the first quintile
(best) of its Performance Universe. The Board considered
the income-related attributes of the Fund (such as fund
name, investment objective and/or investment strategy) and
that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given the
Fund’s income-related attributes and investor expectations.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A
shares and Class M shares for the other funds in the Fund’s
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and ten
other California municipal debt funds. The Board noted that
the Management Rate for the Fund was slightly above the
median of its Expense Group. The Board also noted that
the actual total expense ratio for the Fund was below the
median of its Expense Group. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.

Franklin Municipal Securities Trust
Shareholder Information

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Annual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that, to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MUN A 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California High Yield Municipal Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $40,689 for the fiscal year ended February 28, 2022 and $69,915 for the fiscal year ended May 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,329 for the fiscal year ended February 28, 2022 and $0 for the fiscal year ended May 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $73,743 for the fiscal year ended February 28, 2022 and $29,000 for the fiscal year ended May 31, 2021. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, benchmarking services in connection with the ICI TA survey, assets under management certification, professional fees in connection with SOC 1 Reports, and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $75,072 for the fiscal year ended February 28, 2022 and $29,000 for the fiscal year ended May 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.      N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUNICIPAL SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________

Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022